SHAREHOLDERS' EQUITY (Details 1)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Dividend yield	10.00%		10.00%		8.00%
Expected volatility*	58.00%	[1]	59.00%	[1]	61.00%	[1]
Average risk-free interest rate	0.90%		1.00%		1.80%
Expected average term - in years	3 years 10 months 17 days		3 years 9 months 29 days		3 years 1 month 21 days

[1]	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.